JOINT VENTURE CORPORATION - AURORA MINERALS LTD. (Details Narrative) - CAD ($)	1 Months Ended	3 Months Ended
	Aug. 20, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Exploration and evaluation		$ (298,870)	$ (6,567,364)
JOINT VENTURE CORPORATION - AURORA MINERALS LTD. [Member]
Statement [Line Items]
Minerals		1
Current assets advanced contributions		$ 1,333,573
Nature of activities		Freeport has elected to solely fund stage 2 expenditures in the aggregate of $75 million within the next five years from the establishment of AuRORA Minerals with a minimum required spend of $10 million per year. When stage 2 is completed, Freeport’s ownership of AuRORA Minerals will increase to 70% and Amarc will be diluted to 30%. Freeport is not obliged to continue funding stage 2 and may abandon it at any time and remain at 60% ownership (note 7)
Exploration and evaluation		$ 1,699,516
JOINT VENTURE CORPORATION - AURORA MINERALS LTD. [Member] | Freeport [Member]
Statement [Line Items]
Owenership percentage	60.00%
JOINT VENTURE CORPORATION - AURORA MINERALS LTD. [Member] | Amarc [Member]
Statement [Line Items]
Owenership percentage	40.00%
Contractor fee earned		$ 72,308